Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business combination
Summary of consideration paid and fair value of assets acquired and liabilities assumed

Consideration
Cash consideration paid	488,893

Allocation of consideration
Cash acquired	400,002
Capital assets	768,026
Acquired working capital deficit	(109,134)
Asset retirement obligations	(42,277)
Derivative liability	(51,789)
Deferred tax liability	(36,448)
Net assets acquired	928,380
Gain on business combination	(439,487)
Total net assets acquired, net of gain on business combination	488,893